Note 14 - Capital Stock	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
14.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Common Shares having
one
vote per share.

The following table provides a summary of total capital stock issued and outstanding:

	Common Shares
	Number	Amount

Balance, December 31, 2020	43,587,554	$770,032

On
May 22, 2020,
the Company completed the sale, on a private placement basis, of a total of
1,797,359
common shares of FirstService, at a price of
US$83.46
per share, to Durable Capital Partners LP, for proceeds of
$150,008.
The net proceeds of the private placement were used to repay existing indebtedness under the Facility.